Schedule of Short-Term Investments (Details) (Parenthetical) - Stock Exchange Agreement [Member] - Jupiter Wellness, Inc [Member] - $ / shares	Nov. 30, 2020	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share issued ecercise price		$ 4.48
Restricted Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period restricted stock	200,000